SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2017
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

24. SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

        Selling, general and administrative expenses for the year ended December 31, 2017, 2016 and 2015 comprised the following:

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Salaries and social contributions	44,605	44,347	40,026
Utilities and maintenance	9,361	9,092	6,817
Advertising and marketing expenses	9,185	10,480	9,543
General and administrative expenses	8,321	7,007	6,762
Dealers commission	6,718	6,740	8,960
Taxes other than income tax	3,896	3,806	1,970
Cash collection commission	3,689	3,311	2,906
Universal service fund	3,462	3,412	3,441
Consulting expenses	1,975	1,618	2,392
Billing and data processing	1,292	1,485	1,829
Other	2,682	2,748	2,694

Total	95,186	94,046	87,340